Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2018	December 31, 2017
Trade accounts receivable	$18,404,279	$20,319,213
Less: allowances for doubtful accounts	(3,228,732)	(1,815,927)
Less: accounts receivable, net, related party (Note 15)	(450,473)	-
Accounts receivable, net, third parties	$14,725,074	$18,503,286

The Company did not write off any accounts receivable balances as of December 31, 2018 and 2017. The changes of allowance for doubtful accounts for the years ended December 31, 2018 and 2017 are as follow:

	December 31, 2018	December 31, 2017
Beginning balance	$1,815,927	$741,187
Bad debt provision	1,572,175	986,787
Foreign exchange translation	(159,370)	87,953
Ending balance	$3,228,732	$1,815,927